Meridian Small Cap Growth Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
Common Stocks - 90.5%
Communication Services - 6.5%
Entertainment - 1.2%
Reservoir Media, Inc.[1]	729,878	$4,452,256
Vivid Seats, Inc. Class A1	416,687	2,675,130
		7,127,386
Interactive Media & Services - 4.1%
Angi, Inc.[1]	2,008,126	3,976,090
Cargurus, Inc.[1]	722,520	12,658,550
ZipRecruiter, Inc. Class A1	630,154	7,555,547
		24,190,187
Media - 1.2%
TechTarget, Inc.[1]	217,186	6,593,767
Total Communication Services		37,911,340
Consumer Discretionary - 13.0%
Automobile Components - 3.3%
Atmus Filtration Technologies, Inc.[1,2]	324,563	6,767,139
Stoneridge, Inc.[1]	635,807	12,760,646
		19,527,785
Diversified Consumer Services - 2.0%
Frontdoor, Inc.[1]	148,569	4,544,726
Grand Canyon Education, Inc.[1]	62,472	7,301,727
		11,846,453
Hotels, Restaurants & Leisure - 3.4%
Everi Holdings, Inc.[1]	834,991	11,038,581
PlayAGS, Inc.[1]	1,342,253	8,751,490
		19,790,071
Leisure Products - 0.6%
Clarus Corp.	448,398	3,389,889
Specialty Retail - 1.2%
National Vision Holdings, Inc.[1]	162,540	2,629,897
Sally Beauty Holdings, Inc.[1]	546,444	4,579,201
		7,209,098
Textiles, Apparel & Luxury Goods - 2.5%
Canada Goose Holdings, Inc. (Canada)[1,2]	326,975	4,793,453
Skechers U.S.A., Inc. Class A1	198,599	9,721,421
		14,514,874
Total Consumer Discretionary		76,278,170
Consumer Staples - 3.1%
Personal Care Products - 0.9%
Beauty Health Co. (The)[1,2]	873,854	5,260,601
Tobacco - 2.2%
Turning Point Brands, Inc.	570,501	13,172,868
Total Consumer Staples		18,433,469
	Shares	Value
Energy - 1.8%
Energy Equipment & Services - 0.8%
NCS Multistage Holdings, Inc.[1]	45,835	$721,443
Newpark Resources, Inc.[1]	566,817	3,916,705
		4,638,148
Oil, Gas & Consumable Fuels - 1.0%
Viper Energy Partners LP	219,580	6,121,891
Total Energy		10,760,039
Financials - 4.4%
Capital Markets - 3.1%
FinServ Acquisition Corp. Class A1	816,667	8,632,170
FinServ Acquisition Corp. Acquisition Date: 2/22/23, Cost $0[1,3,4]	133,333	1,197,930
FinServ Acquisition Corp. Founder Shares Acquisition Date: 2/22/21, Cost $0[1,3,4]	83,333	433,332
FinServ Acquisition Corp. Private Placement Units Acquisition Date: 2/12/21, Cost $208,330[1,3,4]	20,833	108,332
WisdomTree, Inc.	1,117,210	7,820,470
		18,192,234
Financial Services - 1.3%
International Money Express, Inc.[1]	452,570	7,662,010
Total Financials		25,854,244
Health Care - 20.5%
Biotechnology - 5.8%
4D Molecular Therapeutics, Inc.[1]	254,567	3,240,638
C4 Therapeutics, Inc.[1]	1,157,606	2,153,147
Centrexion Therapeutics Corp. (Dividend Shares) Acquisition Date: 3/14/19, Cost $0[1,3,4]	17,318	0
Inhibrx, Inc.[1,2]	217,390	3,989,106
Kiniksa Pharmaceuticals Ltd. Class A1	288,256	5,007,007
Nuvalent, Inc. Class A1,2	107,288	4,932,029
ORIC Pharmaceuticals, Inc.[1]	521,937	3,157,719
RayzeBio, Inc.[1]	46,536	1,033,099
Relay Therapeutics, Inc.[1,2]	280,948	2,362,773
SpringWorks Therapeutics, Inc.[1,2]	182,864	4,227,816
Veracyte, Inc.[1]	180,574	4,032,217
		34,135,551

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
	Shares	Value
Health Care Equipment & Supplies - 9.4%
Axogen, Inc.[1]	367,082	$1,835,410
Merit Medical Systems, Inc.[1]	127,660	8,811,093
Nevro Corp. [1]	190,461	3,660,660
Omnicell, Inc.[1]	54,651	2,461,481
Paragon 28, Inc.[1]	388,735	4,878,624
PROCEPT BioRobotics Corp.[1]	53,882	1,767,868
QuidelOrtho Corp.[1]	239,551	17,496,805
Sight Sciences, Inc.[1]	383,761	1,293,275
Silk Road Medical, Inc.[1]	302,637	4,536,529
Sonendo, Inc.[1]	3,851,159	2,872,194
Tandem Diabetes Care, Inc.[1]	135,182	2,807,730
TransMedics Group, Inc.[1]	58,570	3,206,708
		55,628,377
Health Care Providers & Services - 2.4%
HealthEquity, Inc.[1]	133,055	9,719,668
Pediatrix Medical Group, Inc.[1]	337,252	4,286,473
		14,006,141
Health Care Technology - 1.7%
Certara, Inc.[1,2]	357,611	5,199,664
Definitive Healthcare Corp.[1]	590,204	4,715,730
		9,915,394
Life Sciences Tools & Services - 0.6%
MaxCyte, Inc.[1]	1,135,140	3,541,637
Pharmaceuticals - 0.6%
Arvinas, Inc.[1]	185,409	3,641,433
Capsule Corp. Acquisition Date: 4/8/21, Cost $2,000,000[1,3,4]	138,011	17,941
		3,659,374
Total Health Care		120,886,474
Industrials - 27.6%
Aerospace & Defense - 0.5%
Byrna Technologies, Inc.[1,2]	894,279	2,003,185
Rocket Lab U.S.A., Inc.[1,2]	269,651	1,181,071
		3,184,256
Commercial Services & Supplies - 10.3%
ACV Auctions, Inc. Class A1	799,815	12,141,192
Cimpress Plc (Ireland)[1]	100,530	7,038,105
Heritage-Crystal Clean, Inc.[1]	288,368	13,077,489
Montrose Environmental Group, Inc.[1]	150,516	4,404,098
RB Global, Inc. (Canada)[2]	277,733	17,358,312
SP Plus Corp.[1]	192,028	6,932,211
		60,951,407
Ground Transportation - 0.6%
Heartland Express, Inc.	226,926	3,333,543
	Shares	Value
Machinery - 3.2%
John Bean Technologies Corp.	44,182	$4,645,295
Kadant, Inc.	34,461	7,772,679
Tennant Co.	86,308	6,399,738
		18,817,712
Marine Transportation - 4.5%
Kirby Corp.[1]	135,551	11,223,623
Matson, Inc.	175,756	15,593,072
		26,816,695
Professional Services - 5.8%
Alight, Inc. Class A1	2,282,598	16,183,620
Forrester Research, Inc.[1]	262,185	7,577,147
Legalzoom.com, Inc.[1]	925,328	10,123,088
		33,883,855
Trading Companies & Distributors - 2.7%
Hudson Technologies, Inc.[1]	1,180,726	15,703,656
Total Industrials		162,691,124
Information Technology - 11.8%
Electronic Equipment, Instruments & Components - 2.2%
Mirion Technologies, Inc.[1]	1,714,255	12,805,485
Semiconductors & Semiconductor Equipment - 1.3%
Allegro MicroSystems, Inc. (Japan)[1]	243,688	7,783,395
Software - 8.3%
8x8, Inc.[1]	1,195,066	3,011,566
Alkami Technology, Inc.[1]	742,273	13,524,214
Amplitude, Inc. Class A1	259,075	2,997,498
Clearwater Analytics Holdings, Inc. Class A1	160,386	3,101,865
Consensus Cloud Solutions, Inc.[1]	510,461	12,853,408
Monday.com Ltd.[1]	27,211	4,332,535
PagerDuty, Inc.[1]	397,787	8,946,230
		48,767,316
Total Information Technology		69,356,196
Materials - 1.1%
Containers & Packaging - 1.1%
Ranpak Holdings Corp.[1]	1,202,211	6,540,028
Total Materials		6,540,028
Utilities - 0.7%
Water Utilities - 0.7%
Pure Cycle Corp.[1]	433,315	4,159,824
Total Utilities		4,159,824
Total Common Stocks - 90.5% (Cost $504,142,471)		532,870,908

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
	Shares	Value
Warrants - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
FinServ Acquisition Corp. Strike Price $11.50, Expires 2/17/26[1]	204,166	$6,533
Total Financials		6,533
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Beta Bionics, Inc. Series D, Strike Price $0.01, Expires 8/28/33[1,3,4]	83,332	293,329
Beta Bionics, Inc. Strike Price $0.01, Expires 2/16/32[1,3,4]	21,570	129,204
Total Health Care		422,533
Total Warrants - 0.1% (Cost $545,174)		429,066
Preferred Stocks - 5.8%
Communication Services - 1.5%
Specialty Retail - 1.5%
Evolve Vacation Rental Network, Inc. Series 8 Acquisition Date: 6/15/18, Cost $3,999,999[1,3,4]	470,013	8,859,745
Total Communication Services		8,859,745
Health Care - 2.1%
Biotechnology - 1.1%
Centrexion Therapeutics Corp. Acquisition Date: 12/18/17, Cost $2,995,007[1,3,4]	1,663,893	116,472
DNA Script Series C Acquisition Date: 10/8/21, Cost $3,431,721[1,3,4]	3,955	1,741,189
Neurogene, Inc. Series B Acquisition Date: 3/4/22, Cost $3,000,000[1,3,4]	1,229,508	1,844,262
YAP Therapeutics, Inc. Series B Acquisition Date: 1/12/22, Cost $3,000,005[1,3,4]	64,544	2,997,423
		6,699,346
Health Care Equipment & Supplies - 0.8%
Adagio Medical, Inc. Series E Acquisition Date: 11/9/20, Cost $4,000,003[1,3,4]	176,913	1,836,357
Beta Bionics, Inc. Series B Acquisition Date: 10/9/18, Cost $3,999,976[1,3,4]	266,310	1,696,395
	Shares	Value
Beta Bionics, Inc. Series C Acquisition Date: 2/16/22, Cost $959,987 [1,3,4]	86,280	$517,680
Beta Bionics, Inc. Series D Acquisition Date: 8/28/23, Cost $706,871[1,3,4]	119,047	707,139
		4,757,571
Health Care Providers & Services - 0.2%
Binx Health, Inc. Series E Acquisition Date: 5/26/21, Cost $6,500,041[1,3,4]	24,179	837,319
Total Health Care		12,294,236
Information Technology - 1.3%
IT Services - 0.7%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $4,184,983[1,3,4]	169,570	4,281,643
Software - 0.6%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $5,655,320 [1,3,4]	128,530	3,496,016
Total Information Technology		7,777,659
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Apartment List, Inc. Series D Acquisition Date: 12/21/20 - 12/24/20, Cost $5,999,998[1,3,4]	1,642,485	4,976,730
Total Real Estate		4,976,730
Total Preferred Stocks - 5.8% (Cost $48,433,910)		33,908,370
Private Investment Fund - 0.5%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $2,917,695[1,3,5]	2,918	3,003,300
Total Private Investment Fund - 0.5% (Cost $2,917,695)		3,003,300

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
	Shares/ Principal Amount	Value
Short-Term Investments - 5.0%
Money Market Funds - 3.3%
Goldman Sachs Financial Square Government Fund, Institutional Class, 5.23% (Cost $19,212,018)	19,212,018	$19,212,018
Repurchase Agreements - 1.7%[6]
Bank of America Securities, Inc., dated 9/29/23, due 10/2/23, 5.30% total to be received $2,462,918 (collateralized by various U.S. Government Sponsored Agency, 2.50% - 5.50%, 4/20/43 - 9/1/53, totaling $2,511,068)	$2,461,831	2,461,831
Citigroup Global Markets, Inc., dated 9/29/23, due 10/2/23, 5.30% total to be received $2,462,918 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.09%, 8/5/25 - 5/20/72, totaling $2,511,068)	2,461,831	2,461,831
Daiwa Capital Markets America, Inc., dated 9/29/23, due 10/2/23, 5.32% total to be received $453,426 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 1/31/24 - 10/1/53, totaling $462,318)	453,225	453,225
	Shares/ Principal Amount	Value
National Bank Financial, Inc., dated 9/29/23, due 10/2/23, 5.34% total to be received $2,462,927 (collateralized by various U.S. Treasury Obligations, 0.00% - 4.75%, 10/2/23, totaling $2,511,068)	$2,461,831	$2,461,831
RBC Dominion Securities, Inc., dated 9/29/23, due 10/2/23, 5.30% total to be received $2,462,918 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 10/5/23 - 9/1/53, totaling $2,511,068)	2,461,831	2,461,831
Total Repurchase Agreements (Cost $10,300,549)		10,300,549
Total Short-Term Investments - 5.0% (Cost $29,512,567)		29,512,567
Total Investments - 101.9% (Cost $585,551,817)		599,724,211
Liabilities in Excess of Other Assets - (1.9)%		(10,992,593)
Net Assets - 100.0%		$588,731,618

Meridian Funds	4	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at September 30, 2023. Total value of such securities at period-end amounts to $24,383,553 and represents 4.14% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $39,091,737 and represents 6.64% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	Cash collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	5	www.arrowmarkpartners.com/meridian/